United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX
R6	FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	47.8%
Mortgage-Backed Securities[3]	16.5%
U.S. Treasury and Agency Securities	15.8%
Commercial Mortgage-Backed Securities	5.4%
Trade Finance Agreements	4.5%
Asset-Backed Securities	2.0%
Collateralized Mortgage Obligations	2.0%
Foreign Government Securities	1.6%
Floating Rate Loans	1.1%
Agency Risk Transfer Securities	0.4%
Municipal Securities	0.3%
Derivative Contracts[4,5]	0.0%
Other Security Types[5,6]	0.0%
Securities Lending Collateral	0.2%
Cash Equivalents[7]	5.1%
Other Assets and Liabilities—Net[8]	(2.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stocks, preferred stocks, purchased options and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (Abs)—0.4%
$6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.046%, 5/25/2024	$5,945,576
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.446%, 7/25/2024	9,069,033
6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.646%, 2/25/2024	6,064,191
2,676,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.096%, 4/25/2024	2,669,136
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,119,998)	23,747,936
		CORPORATE BONDS—37.7%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,705,352
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,672,257
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	547,971
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,963,868
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	9,788,751
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,882,912
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,682,732
		TOTAL	24,243,843
		Basic Industry - Metals & Mining—1.5%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	516,250
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,448,775
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,832,175
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	921,187
3,115,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	3,107,212
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,500,000
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,153,500
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,110,550
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,380,682
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,446,239
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	6,782,400
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	$6,175,200
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,029,600
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,369,107
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,284,025
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,903,140
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	9,255,090
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,119,531
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,148,256
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,390,190
13,680,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	14,997,234
		TOTAL	93,870,343
		Basic Industry - Paper—0.2%
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,489,575
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,514,212
95,000		Westvaco Corp., 7.65%, 3/15/2027	101,418
750,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	793,495
		TOTAL	9,898,700
		Capital Goods - Aerospace & Defense—0.6%
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,754,673
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,465,625
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,545,399
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,609,375
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	4,026,966
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,760,367
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,178,450
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,839,969
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,163,326
		TOTAL	39,344,150
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	504,856
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,574,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,976,738
		TOTAL	18,055,594
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.1%
$7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$7,729,188
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,956
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	513,616
		TOTAL	8,323,760
		Capital Goods - Diversified Manufacturing—0.6%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,194,900
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	198,886
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	405,400
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	232,702
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	163,126
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,342,835
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,851,919
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	200,035
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	625,433
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	425,178
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,593,821
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,302,286
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	9,780,514
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,988,371
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,597,558
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	6,978,149
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,999,022
		TOTAL	37,880,135
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,717,385
		Communications - Cable & Satellite—0.7%
5,625,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 4.908%, 7/23/2025	6,038,741
4,585,000	[1,2]	CCO Safari II LLC, Term Loan—1st Lien, Series 144A, 6.484%, 10/23/2045	5,307,399
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,517,189
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,546,041
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	$1,954,036
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,162,713
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,814,038
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,106,049
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,073,675
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,294,322
		TOTAL	47,814,203
		Communications - Media & Entertainment—1.8%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,768,685
230,000		21st Century Fox America, Inc., 8.00%, 10/17/2016	235,917
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	784,896
7,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	7,102,844
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,312,481
4,120,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	4,355,471
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	14,298,115
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,949,871
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,378,823
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,262,210
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,377,677
3,355,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	3,587,575
6,250,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.40%, 2/15/2026	6,865,256
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,771,570
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,397,885
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,377,216
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,862,101
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,635,831
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 12/15/2021	4,142,208
1,580,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	1,616,722
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,967,963
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,853,580
		TOTAL	115,904,897
		Communications - Telecom Wireless—0.6%
2,970,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,183,995
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,871,161
3,620,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	3,650,162
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,952,384
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	$2,623,969
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,172,948
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,656,760
		TOTAL	35,111,379
		Communications - Telecom Wirelines—1.3%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,691,973
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	3,000,231
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	9,341,738
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,846,569
4,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	4,267,688
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	13,266,925
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,186,020
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,907,791
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,610,556
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,433,200
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,685,734
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,485,113
10,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	13,126,170
		TOTAL	80,849,708
		Consumer Cyclical - Automotive—1.3%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,613,825
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,124,985
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,819,953
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	5,173,543
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,164,511
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.134%, 8/4/2025	5,249,015
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,843,142
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,577,572
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	5,508,253
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,275,312
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,421,050
5,500,000		Magna International, Inc., 3.625%, 6/15/2024	5,669,565
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,994,663
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	$14,306,195
		TOTAL	79,741,584
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,185,786
		Consumer Cyclical - Lodging—0.2%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,534,000
4,710,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.85%, 3/15/2026	5,024,670
		TOTAL	11,558,670
		Consumer Cyclical - Retailers—1.1%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,230,915
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,103,804
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,876,041
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,875,890
1,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	1,792,345
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	7,067,354
456,663	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	486,528
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,801,081
2,475,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	2,665,105
2,560,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	2,777,078
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,051,340
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,969,057
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,970,700
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,792,440
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,447,317
2,950,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	3,085,635
10,400,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.30%, 4/22/2024	11,179,782
		TOTAL	68,172,412
		Consumer Cyclical - Services—0.1%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,706,940
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,866,392
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,427,387
		TOTAL	9,000,719
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	271,584
15,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	15,710,584
3,240,000		Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/2046	3,619,540
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	$5,062,755
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,313,479
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,581,043
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,996,283
5,600,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	5,532,397
4,690,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 4.375%, 6/1/2046	4,717,666
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,148,617
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	6,208,781
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	198,123
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	257,889
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	252,837
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,655,939
		TOTAL	68,527,517
		Consumer Non-Cyclical - Health Care—0.6%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,060,694
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,936,912
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,515,467
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,239,715
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,794,265
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,745,793
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,164,923
11,500,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	11,548,461
		TOTAL	36,006,230
		Consumer Non-Cyclical - Pharmaceuticals—0.5%
5,500,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	5,554,808
1,925,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	1,976,168
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,771,594
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,584,461
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,639,157
6,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,374,196
4,460,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,950,020
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,410,058
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	$553,053
		TOTAL	34,813,515
		Consumer Non-Cyclical - Products—0.2%
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,449,934
1,840,000		Koninklijke Philips NV, 5.75%, 3/11/2018	1,969,729
6,910,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	7,310,269
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	511,936
		TOTAL	14,241,868
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,979,221
		Consumer Non-Cyclical - Tobacco—0.4%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,387,328
10,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	11,360,118
10,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	12,804,176
		TOTAL	26,551,622
		Energy - Independent—0.8%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	9,469,400
4,610,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	4,922,950
10,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	9,974,120
7,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	7,032,563
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,621,608
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,893,755
5,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,095,457
7,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	6,270,586
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	875,719
		TOTAL	50,156,158
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,316,962
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,482,826
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,449,568
100,000		BP PLC, Deb., 8.75%, 3/1/2032	133,747
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,985,698
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,535,735
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	4,856,984
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,055,100
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	$6,200,532
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	4,789,472
12,800,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	9,843,200
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,330,000
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,830,400
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,706,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	971,776
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,730,460
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, Series 30YR, 4.00%, 5/10/2046	2,946,755
		TOTAL	84,165,715
		Energy - Midstream—1.0%
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,141,164
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,604,224
15,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	14,336,880
5,275,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	5,383,533
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.90%, 5/15/2046	6,268,163
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,184,454
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,036,708
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	419,887
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,525,296
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	5,749,131
500,000		Sunoco, Inc., 5.75%, 1/15/2017	510,467
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,637,565
7,760,000		Williams Partners LP, 5.25%, 3/15/2020	7,814,692
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	4,929,377
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,248,049
		TOTAL	66,789,590
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,126,850
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	5,337,146
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,498,093
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	$1,673,212
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,016,669
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,954,843
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	203,750
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,029,600
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	4,292,500
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	1,869,675
		TOTAL	35,002,338
		Energy - Refining—0.5%
2,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	2,170,800
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	8,260,541
5,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	5,412,155
7,110,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	7,395,879
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,528,952
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,827,860
		TOTAL	30,596,187
		Financial Institution - Banking—6.4%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	529,113
9,995,000		American Express Co., 2.65%, 12/2/2022	10,054,160
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,003,772
7,210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	7,316,809
10,000,000		Bank of America Corp., Series MTN, 3.875%, 8/1/2025	10,455,230
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,116,460
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,207,179
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,642,590
6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	6,091,032
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,162,687
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,536,205
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	542,232
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,501,277
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,853,627
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	7,142,807
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	$17,693,070
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,944,991
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,273,756
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,806,854
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,108,070
4,280,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	4,381,188
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	7,062,398
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,826,397
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,004,810
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	14,027,774
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,185,904
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	311,517
4,500,000		Comerica, Inc., 3.80%, 7/22/2026	4,440,699
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,543,928
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,976,852
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,585,309
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	542,651
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,549,235
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,995,624
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	559,946
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,161,848
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,078,893
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	13,272,300
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,361,879
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,140,442
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,085,241
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,668,682
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,525,831
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,604,555
3,000,000		JPMorgan Chase & Co., Series MTN, 2.853%, 2/25/2021	3,075,000
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,991,380
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,029,288
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,358,780
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,149,189
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	$9,255,688
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,054,560
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,130,375
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	529,453
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,037,651
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,194,635
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,676,751
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	563,375
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.018%, 5/17/2023	2,012,400
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,992,250
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,434,390
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,508,253
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,125,444
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,282,044
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.284%, 3/29/2049	436,250
486,117	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	235,844
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,519,598
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,213,123
3,310,000		SunTrust Bank, Sub., 3.30%, 5/15/2026	3,302,020
4,160,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,222,304
3,850,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,916,524
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	575,418
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	2,967,390
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	522,719
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,479,216
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,302,344
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	7,317,028
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,932,710
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,776,398
		TOTAL	410,995,616
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,826,374
2,150,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,249,979
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,555,327
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	$7,664,499
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,649,651
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,948,325
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,426,459
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,495,300
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,316,692
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,415,370
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,908,817
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,579,470
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,880,690
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,583,992
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,243,194
		TOTAL	90,744,139
		Financial Institution - Finance Companies—0.8%
6,170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	6,162,288
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,593,002
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,440,897
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,398,359
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,032,204
9,147,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	9,328,989
573,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 3.373%, 11/15/2025	608,852
3,753,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 4.418%, 11/15/2035	4,089,580
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,012,841
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,345,974
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	1,032,390
		TOTAL	53,045,376
		Financial Institution - Insurance - Health—0.3%
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,035,065
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,228,097
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,627,998
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,170,266
1,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,180,612
		TOTAL	18,242,038
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—1.4%
$3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	$4,842,720
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,581,940
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	955,358
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,709,200
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,638,043
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,144,858
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,999,771
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,228,043
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,416,600
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	333,294
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	556,556
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,160,078
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,569,499
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,859,152
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,251,662
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,307,881
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	495,753
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	261,613
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,448,807
		TOTAL	91,760,828
		Financial Institution - Insurance - P&C—1.1%
4,350,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	4,567,100
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	506,177
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,893,251
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,109,540
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,619,196
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,181,899
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,504,888
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,332,842
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,281,833
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,087,247
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	$3,951,560
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,838,776
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,242,285
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,865,416
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	7,790,310
		TOTAL	67,772,320
		Financial Institution - REIT - Apartment—0.5%
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,888,677
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,364,771
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,904,284
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,296,390
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,345,252
		TOTAL	30,799,374
		Financial Institution - REIT - Healthcare—0.3%
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,570,819
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,877,315
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,040,225
8,260,000		Healthcare Trust of America, 3.70%, 4/15/2023	8,201,643
		TOTAL	20,690,002
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,071,340
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,183,495
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,232,084
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,863,872
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	306,081
		TOTAL	16,656,872
		Financial Institution - REIT - Other—0.5%
4,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,587,264
2,660,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,748,942
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,229,790
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,228,385
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	$4,359,056
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,110,710
		TOTAL	32,264,147
		Financial Institution - REIT - Retail—0.3%
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	910,735
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	6,996,976
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,575,599
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,245,728
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,655,317
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,684,199
		TOTAL	19,068,554
		Municipal Services—0.0%
786,319	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	844,130
1,510,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,660,562
		TOTAL	2,504,692
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,570,800
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,067,919
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,160,064
		TOTAL	11,798,783
		Technology—2.1%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,783,032
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,997,046
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,208,573
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,015,263
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,271,560
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,962,300
250,000		Corning, Inc., 4.25%, 8/15/2020	267,817
1,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	1,993,130
7,580,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	7,662,561
4,350,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,340,569
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,823,853
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,617,634
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	$5,557,377
1,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	1,992,281
3,470,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	3,568,520
400,000		IBM Corp., 1.875%, 5/15/2019	405,772
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,463,905
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,889,983
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,561,174
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,360,834
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	11,613,451
2,546,000		Microsoft Corporation, 3.50%, 11/15/2042	2,435,478
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,811,090
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,505,006
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	541,613
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,970,695
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,082,148
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,821,410
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,011,284
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,149,776
		TOTAL	135,685,135
		Transportation - Airlines—0.2%
197,565		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	209,429
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	10,959,690
		TOTAL	11,169,119
		Transportation - Railroads—0.5%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,989,229
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,371,921
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,261,488
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,723,199
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,994,455
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,438,435
5,925,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	5,899,653
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,390,069
		TOTAL	32,068,449
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.6%
$2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	$2,993,166
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,819,537
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,360,751
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	16,689,683
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,005,571
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	5,033,980
		TOTAL	36,902,688
		Utility - Electric—2.1%
3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	3,316,307
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,075,547
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,177,632
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,972,008
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	912,893
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,777,120
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,953,091
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	415,289
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,808,252
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	548,800
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	10,517,250
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,717,433
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	256,413
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	613,423
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,461,518
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,242,694
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,972,526
492,205	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	502,248
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,571,628
2,960,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	3,070,574
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,674,342
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,129,233
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.25%, 4/20/2046	$8,151,756
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,627,066
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,672,156
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,067,782
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	918,424
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	336,645
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,482,752
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,619,266
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,590,607
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	435,763
500,000		Public Service Company of Colorado, 1st Mtg. Bond, 5.125%, 6/1/2019	551,918
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	557,615
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,617,874
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,831,779
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,596,608
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,972,528
		TOTAL	134,716,760
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	637,145
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,515,821
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,526,781
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,865,275
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,558,895
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,805,022
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,479,310
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,396,962
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,610,662
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,306,263
		TOTAL	38,702,136
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,294,974,669)	2,405,090,257
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$9,231		FNMA ARM 681769, 2.349%, 1/01/2033	$9,645
		Government National Mortgage Association—0.0%
1,985		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	2,036
726		GNMA2 ARM 8717, 2.000%, 10/20/2025	741
		TOTAL	2,777
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,316)	12,422
		ASSET-BACKED SECURITIES—0.2%
		Auto Receivables—0.1%
2,520,000	[1,2]	Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,521,915
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	2,001,190
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,022,852
		TOTAL	8,545,957
		Financial Institution—Finance Companies—0.0%
122,195		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.00%, 2/25/2037	98,211
		Student Loan—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.533%, 6/17/2030	6,018,215
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,642,063)	14,662,383
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
		Agency Commercial Mortgage-Backed Securities—0.3%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	8,399,346
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	11,044,179
		TOTAL	19,443,525
		Commercial Mortgage—2.4%
7,700,000		Banc of America Commercial Mortgage, Inc., 2007-4, Class AM, 5.808%, 2/10/2051	8,000,774
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,128,727
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,878,590
7,200,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.965%, 6/10/2046	7,537,499
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,498,069
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,589,330
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,969,607
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,552,774
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	$8,635,972
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,653,205
13,100,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class B, 4.927%, 11/15/2045	14,465,372
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 2/12/2051	7,077,412
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.053%, 12/12/2049	17,458,738
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,186,114
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,337,336
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,064,036
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,866,597
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,428,432
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,865,070
		TOTAL	153,193,654
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $166,744,787)	172,637,179
		U.S. TREASURY—15.4%
		U.S. Treasury Bonds—5.7%
57,510,000		United States Treasury Bond, 2.50%, 2/15/2045	55,777,592
22,000,000		United States Treasury Bond, 2.50%, 5/15/2046	21,346,875
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	123,548,853
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,491,766
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	55,846,154
21,300,000		United States Treasury Bond, 3.00%, 11/15/2045	22,861,814
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,163,310
44,950,000		United States Treasury Bond, 3.125%, 8/15/2044	49,472,986
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,967,550
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,583,501
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	10,519,452
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,790,365
4,000,000	[5]	United States Treasury Bond, 7.125%, 2/15/2023	5,406,927
		TOTAL	360,777,145
		U.S. Treasury Notes—9.7%
10,879,011		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,016,557
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$13,252,864		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	$13,338,455
42,079,200		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	42,268,228
61,226,400		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	63,077,543
46,741,980		U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	47,412,681
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2022	225,580
300,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2026	245,798
250,000		U.S. Treasury Note, STRIP, 0.00%, 11/15/2041	126,866
12,400,000		United States Treasury Note, 1.00%, 9/15/2018	12,416,602
1,000,000		United States Treasury Note, 1.125%, 4/30/2020	995,830
48,000,000	[5]	United States Treasury Note, 1.25%, 1/31/2020	48,100,042
2,000,000		United States Treasury Note, 1.25%, 11/30/2018	2,013,592
40,000,000		United States Treasury Note, 1.25%, 2/29/2020	40,067,316
33,000,000		United States Treasury Note, 1.375%, 2/29/2020	33,192,572
4,590,000	[6]	United States Treasury Note, 1.375%, 9/30/2020	4,599,562
500,000		United States Treasury Note, 1.50%, 1/31/2022	499,570
2,000,000		United States Treasury Note, 1.50%, 3/31/2019	2,027,937
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	7,188,528
26,900,000		United States Treasury Note, 1.625%, 6/30/2020	27,264,864
3,000,000		United States Treasury Note, 1.625%, 8/15/2022	3,009,141
31,200,000		United States Treasury Note, 1.75%, 1/31/2023	31,410,438
7,300,000		United States Treasury Note, 1.75%, 10/31/2020	7,427,180
18,900,000		United States Treasury Note, 1.75%, 3/31/2022	19,120,007
14,700,000		United States Treasury Note, 1.75%, 4/30/2022	14,863,079
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,380,496
9,500,000	[7]	United States Treasury Note, 1.875%, 5/31/2022	9,671,446
10,450,000		United States Treasury Note, 1.875%, 8/31/2022	10,625,663
10,000,000		United States Treasury Note, 2.00%, 10/31/2021	10,275,781
24,900,000		United States Treasury Note, 2.00%, 11/30/2020	25,607,446
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	18,820,709
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	4,977,560
7,300,000		United States Treasury Note, 2.00%, 7/31/2020	7,507,829
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,410,806
7,320,000	[6]	United States Treasury Note, 2.125%, 5/15/2025	7,507,670
5,000,000	[6]	United States Treasury Note, 2.125%, 6/30/2021	5,173,438
5,320,000		United States Treasury Note, 2.125%, 6/30/2022	5,489,990
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. TREASURY—continued
	U.S. Treasury Notes—continued
$31,655,000	United States Treasury Note, 2.125%, 8/31/2020	$32,717,174
3,265,000	United States Treasury Note, 2.25%, 11/15/2025	3,380,229
35,840,000	United States Treasury Note, 2.375%, 8/15/2024	37,509,517
1,800,000	United States Treasury Note, 2.50%, 5/15/2024	1,902,264
	TOTAL	619,865,986
	TOTAL U.S. TREASURY (IDENTIFIED COST $947,387,544)	980,643,131
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
10,389	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	11,750
5,078	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,768
11,002	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	11,238
1,613	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	1,651
20,136	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	22,919
151,690	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	163,871
176,535	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	188,826
175	Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	175
	TOTAL	406,198
	Federal National Mortgage Association—0.0%
10,336	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	12,410
32,516	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	35,230
11,719	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	11,988
51,632	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	58,161
35,926	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	36,951
37,139	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	42,091
	TOTAL	196,831
	Government National Mortgage Association—0.1%
6,529	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,541
4,170	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,876
4,049	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,804
9,084	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	10,634
9,560	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	10,601
11,865	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	13,890
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$248	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	$270
4,282	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	5,122
830	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	974
11,960	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	14,037
7,316	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	8,565
7,349	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	8,609
58,552	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	65,677
42,487	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	47,665
13,572	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	15,207
64,096	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	71,821
76,233	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	85,449
42,709	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	48,331
93,496	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	103,615
39,038	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	43,269
35,571	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	39,922
88,242	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	97,971
19,285	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	22,149
10,471	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	12,334
9,837	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	11,653
463	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	547
433	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	512
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$2,267	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	$2,708
113	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	137
92,513	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	108,231
1,965	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,326
1,758	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	2,026
19,759	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	23,817
55,010	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	66,145
433	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	509
88,352	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	97,633
65,650	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	73,773
923,016	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,054,976
74,877	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	81,790
261,490	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	286,722
21,603	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	24,282
25,267	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	29,564
26,534	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	30,272
	TOTAL	2,640,956
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,894,380)	3,243,985
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	12,013,459
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Municipal Services—continued
$10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	$9,810,600
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,041,254)	21,824,059
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.0%
133,729	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.536%, 8/15/2039	134,505
	Federal Home Loan Mortgage Corporation—0.1%
1,603,112	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,778,578
296,129	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	306,800
284,603	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	310,733
1,351,046	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	1,498,384
	TOTAL	3,894,495
	Federal National Mortgage Association—0.0%
1,026	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	1,065
795	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	850
119,401	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	122,232
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,375,709
	TOTAL	2,499,856
	Government National Mortgage Association—0.1%
43,049	Government National Mortgage Association REMIC 2003-1, Class PE, 5.50%, 7/16/2032	43,472
3,800,000	Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	4,190,645
525,615	Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	553,415
	TOTAL	4,787,532
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,644,721)	11,316,388
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FOREIGN GOVERNMENT/AGENCY—0.3%
	Sovereign—0.3%
$22,100,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $23,028,166)	$21,934,250
	PURCHASED PUT OPTION—0.0%
14,177,520	BNP GBP PUT/USD CALL Strike Price: 1.462; GBP Expiration Date: 6/2/2016 (IDENTIFIED COST $164,803)	135,041
	INVESTMENT COMPANIES—42.3%[8]
6,757,316	Emerging Markets Fixed Income Core Fund	242,775,258
7,007,709	Federated Bank Loan Core Fund	69,656,623
71,474,321	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[9]	71,474,321
150,383,978	Federated Mortgage Core Portfolio	1,500,832,096
33,015,607	Federated Project and Trade Finance Core Fund	307,705,454
83,039,790	High Yield Bond Portfolio	505,712,324
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,633,195,110)	2,698,156,076
	REPURCHASE AGREEMENT—0.2%
$10,766,184	Interest in $855,000,000 joint repurchase agreement 0.30%, dated 5/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $855,007,125 on 6/1/2016. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Government Agency security with various maturities to 2/25/2044 and the market value of those underlying securities was $880,657,339 (purchased with proceeds from securities lending collateral). (AT COST)	10,766,184
	TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $6,146,615,995)[10]	6,364,169,291
	OTHER ASSETS AND LIABILITIES - NET—0.2%[11]	12,952,272
	TOTAL NET ASSETS—100%	$6,377,121,563
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
12U.S. Treasury Note 5-Year Long Futures	9,810	$1,178,349,614	September 2016	$1,943,116
[12]90 Day Euro Short Futures	2,490	$617,302,125	September 2016	$(3,119)
[12]Euro BOBL Short Futures	1,000	$146,179,993	June 2016	$(376,910)
12U.S. Treasury Long Bond Short Futures	215	$35,112,188	September 2016	$(50,924)
12U.S. Treasury Note 10-Year Short Futures	10,772	$1,396,993,750	September 2016	$(446,952)
12U.S. Treasury Ultra Bond Short Futures	72	$10,153,125	September 2016	$(43,518)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,021,693
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/6/2016	Morgan Stanley Capital Services, Inc.	3,219,000 GBP	$4,648,542	$13,769
6/6/2016	JPMorgan Chase Bank	5,670,000 GBP	$8,262,697	$(50,424)
6/6/2016	Citibank N.A.	4,113,000 GBP	$5,958,191	$(1,034)
8/3/2016	BNP Paribas SA	133,275,051 NOK	22,295,000 SGD	($244,611)
Contracts Sold:
6/6/2016	Morgan Stanley Capital Services, Inc.	3,219,000 GBP	$4,660,661	$(1,650)
6/6/2016	JPMorgan Chase Bank	5,670,000 GBP	$8,272,954	$60,682
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(223,268)
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at May 31, 2016[13]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC Swaps:
Barclays Capital, Inc.	Series 25 CDX Index EM	Sell	1.00%	6/20/2021	3.08%	$20,000,000	$(1,820,000)	$(1,740,000)	$(80,000)
Centrally Cleared Swaps:
Citigroup, Inc.	Series 25 Investment Grade CDX Index	Sell	1.00%	12/20/2020	0.83%	$160,000,000	$1,171,296	$1,350,960	$(179,664)
TOTAL CREDIT DEFAULT SWAPS							$(648,704)	$(389,040)	$(259,664)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $459,809,539, which represented 7.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2016, these liquid restricted securities amounted to $446,387,909, which represented 7.0% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding swap contracts.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $6,146,387,344.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
12	Non-income-producing security.
Semi-Annual Shareholder Report

13	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$23,747,936	$—	$23,747,936
Corporate Bonds	—	2,404,854,413	235,844	2,405,090,257
Adjustable Rate Mortgages	—	12,422	—	12,422
Asset-Backed Securities	—	14,662,383	—	14,662,383
Commercial Mortgage-Backed Securities	—	172,637,179	—	172,637,179
U.S. Treasury	—	980,643,131	—	980,643,131
Mortgage-Backed Securities	—	3,243,985	—	3,243,985
Municipal Bonds	—	21,824,059	—	21,824,059
Collateralized Mortgage Obligations	—	11,316,388	—	11,316,388
Foreign Government/Agency	—	21,934,250	—	21,934,250
Purchased Put Option	—	135,041	—	135,041
Repurchase Agreement	—	10,766,184	—	10,766,184
Investment Companies[1]	71,474,321	—	—	2,698,156,076
TOTAL SECURITIES	$71,474,321	$3,665,777,371	$235,844	$6,364,169,291
Semi-Annual Shareholder Report

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Other Financial Instruments:[2]
Assets	$1,943,116	$1,245,747	$—	$3,188,863
Liabilities	(921,423)	(2,117,719)	—	(3,039,142)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,021,693	$(871,972)	$—	$149,721
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $2,626,681,755 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SGD	—Singapore Dollar
STRIP	—Separated Trading of Registered Interest and Principal
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.16	0.31	0.36	0.33	0.35	0.42
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.33)	0.15	(0.47)	0.45	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.30	(0.02)	0.51	(0.14)	0.80	0.40
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.36)	(0.32)	(0.36)	(0.41)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.17)	(0.32)	(0.41)	(0.48)	(0.45)	(0.42)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.63	$11.28
Total Return[2]	2.84%	(0.20)%	4.70%	(1.17)%	7.20%	3.61%
Ratios to Average Net Assets:
Net expenses	0.92%[3]	0.92%	0.91%	0.90%	0.90%	0.90%
Net investment income	2.93%[3]	2.85%	3.15%	2.90%	3.18%	3.74%
Expense waiver/reimbursement[4]	0.08%[3]	0.05%	0.10%	0.11%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$374,552	$397,563	$437,711	$627,061	$980,092	$2,434,751
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.13	0.25	0.30	0.27	0.29	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.33)	0.15	(0.47)	0.44	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.08)	0.45	(0.20)	0.73	0.34
Less Distributions:
Distributions from net investment income	(0.14)	(0.25)	(0.30)	(0.26)	(0.29)	(0.35)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.35)	(0.42)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.63	$11.28
Total Return[2]	2.56%	(0.75)%	4.13%	(1.72)%	6.62%	3.04%
Ratios to Average Net Assets:
Net expenses	1.47%[3]	1.47%	1.46%	1.45%	1.45%	1.45%
Net investment income	2.39%[3]	2.30%	2.60%	2.37%	2.62%	3.20%
Expense waiver/reimbursement[4]	0.08%[3]	0.06%	0.08%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,751	$21,876	$25,222	$29,994	$40,460	$37,286
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.13	0.26	0.30	0.27	0.29	0.36
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.33)	0.15	(0.47)	0.45	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.27	(0.07)	0.45	(0.20)	0.74	0.34
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.30)	(0.26)	(0.30)	(0.35)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.14)	(0.27)	(0.35)	(0.42)	(0.39)	(0.36)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.63	$11.28
Total Return[2]	2.58%	(0.72)%	4.16%	(1.70)%	6.64%	3.07%
Ratios to Average Net Assets:
Net expenses	1.44%[3]	1.45%	1.44%	1.44%	1.43%	1.42%
Net investment income	2.42%[3]	2.33%	2.63%	2.37%	2.65%	3.22%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.05%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$94,977	$93,405	$106,743	$128,215	$187,105	$177,758
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.15	0.29	0.35	0.32	0.33	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.32)	0.15	(0.48)	0.45	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.29	(0.03)	0.50	(0.16)	0.78	0.38
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.35)	(0.31)	(0.33)	(0.39)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.16)	(0.31)	(0.40)	(0.47)	(0.42)	(0.40)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.64	$11.28
Total Return[2]	2.75%	(0.36)%	4.59%	(1.39)%	7.07%	3.40%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.08%	1.02%	1.05%	1.10%	1.10%
Net investment income	2.74%[3]	2.70%	3.04%	2.78%	2.97%	3.53%
Expense waiver/reimbursement[4]	0.05%[3]	0.04%	0.05%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$64,274	$64,555	$60,748	$72,495	$100,631	$102,996
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.19	0.37	0.42	0.39	0.41	0.48
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.33)	0.15	(0.47)	0.46	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.04	0.57	(0.08)	0.87	0.46
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.42)	(0.39)	(0.42)	(0.47)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.20)	(0.38)	(0.47)	(0.55)	(0.51)	(0.48)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.64	$11.28
Total Return[2]	3.13%	0.35%	5.27%	(0.72)%	7.88%	4.18%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.38%	0.36%	0.35%	0.35%	0.35%
Net investment income	3.48%[3]	3.41%	3.69%	3.46%	3.72%	4.28%
Expense waiver/reimbursement[4]	0.09%[3]	0.08%	0.09%	0.11%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,118,727	$5,158,561	$4,899,216	$3,866,053	$5,063,837	$3,935,920
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28	$11.30
Income From Investment Operations:
Net investment income	0.17	0.34	0.38	0.35	0.38	0.44
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.14	(0.33)	0.16	(0.47)	0.45	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.01	0.54	(0.12)	0.83	0.43
Less Distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.39)	(0.35)	(0.38)	(0.44)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)	(0.01)
TOTAL DISTRIBUTIONS	(0.18)	(0.35)	(0.44)	(0.51)	(0.47)	(0.45)
Net Asset Value, End of Period	$10.90	$10.77	$11.11	$11.01	$11.64	$11.28
Total Return[2]	2.97%	0.04%	4.96%	(1.01)%	7.55%	3.87%
Ratios to Average Net Assets:
Net expenses	0.67%[3]	0.67%	0.66%	0.65%	0.65%	0.65%
Net investment income	3.18%[3]	3.10%	3.40%	3.16%	3.42%	4.00%
Expense waiver/reimbursement[4]	0.29%[3]	0.28%	0.29%	0.30%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$587,886	$627,642	$754,344	$817,990	$1,194,673	$1,623,169
Portfolio turnover	11%	30%	36%	31%	42%	63%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$10.77
Income From Investment Operations:
Net investment income	0.19	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.13	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.32	(0.18)
Less Distributions:
Distributions from net investment income	(0.20)	(0.23)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.20)	(0.23)
Net Asset Value, End of Period	$10.89	$10.77
Total Return[3]	3.04%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.37%[4]
Net investment income	3.49%[4]	3.49%[4]
Expense waiver/reimbursement[5]	0.05%[4]	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$114,955	$9,104
Portfolio turnover	11%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $10,417,348 of securities loaned and $2,698,156,076 of investment in affiliated holdings (Note 5) (identified cost $6,146,615,995)		$6,364,169,291
Cash		487,796
Cash denominated in foreign currencies (identified cost $754,806)		758,015
Due from broker for swap contracts		3,160,221
Income receivable		33,088,089
Income receivable from affiliated holdings		6,288,028
Receivable for shares sold		10,160,015
Unrealized appreciation on foreign exchange contracts		74,451
Receivable for periodic payments from swap contracts		40,000
TOTAL ASSETS		6,418,225,906
Liabilities:
Payable for investments purchased	$9,522,956
Payable for shares redeemed	13,533,846
Unrealized depreciation on foreign exchange contracts	297,719
Payable for daily variation margin on futures contracts	125,630
Payable for collateral due to broker for securities lending	10,766,184
Income distribution payable	4,029,293
Swaps, at value (premium received $1,740,000)	1,820,000
Payable for variation margin on centrally cleared swaps	25,141
Payable to adviser (Note 5)	42,663
Payable for Directors'/Trustees' fees (Note 5)	4,890
Payable for distribution services fee (Note 5)	206,688
Payable for other service fees (Notes 2 and 5)	229,754
Accrued expenses (Note 5)	499,579
TOTAL LIABILITIES		41,104,343
Net assets for 584,975,810 shares outstanding		$6,377,121,563
Net Assets Consist of:
Paid-in capital		$6,223,054,308
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		218,095,266
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(61,719,052)
Distributions in excess of net investment income		(2,308,959)
TOTAL NET ASSETS		$6,377,121,563
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($374,552,103 ÷ 34,365,520 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share (100/95.50 of $10.90)	$11.41
Redemption proceeds per share	$10.90
Class B Shares:
Net asset value per share ($21,751,334 ÷ 1,995,457 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share	$10.90
Redemption proceeds per share (94.50/100 of $10.90)	$10.30
Class C Shares:
Net asset value per share ($94,976,665 ÷ 8,713,100 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share	$10.90
Redemption proceeds per share (99.00/100 of $10.90)	$10.79
Class R Shares:
Net asset value per share ($64,273,706 ÷ 5,895,551 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share	$10.90
Redemption proceeds per share	$10.90
Institutional Shares:
Net asset value per share ($5,118,726,675 ÷ 469,529,333 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share	$10.90
Redemption proceeds per share	$10.90
Service Shares:
Net asset value per share ($587,885,966 ÷ 53,925,045 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.90
Offering price per share	$10.90
Redemption proceeds per share	$10.90
Class R6 Shares:
Net asset value per share ($114,955,114 ÷ 10,551,804 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.89
Offering price per share	$10.89
Redemption proceeds per share	$10.89
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Interest (including income on securities loaned of $1,541)		$67,610,025
Dividends (including $47,801,625 received from affiliated holdings (Note 5))		47,801,700
Investment income allocated from affiliated partnership (Notes 2 and 5)		5,813,932
TOTAL INCOME		121,225,657
Expenses:
Investment adviser fee (Note 5)	$9,438,898
Administrative fee (Note 5)	2,460,406
Custodian fees	104,432
Transfer agent fee (Note 2)	1,882,271
Directors'/Trustees' fees (Note 5)	25,935
Auditing fees	17,750
Legal fees	3,195
Portfolio accounting fees	157,034
Distribution services fee (Note 5)	1,818,114
Other service fees (Notes 2 and 5)	1,360,206
Share registration costs	76,282
Printing and postage	65,841
Taxes	204,125
Miscellaneous (Note 5)	24,464
EXPENSES BEFORE ALLOCATION	17,638,953
Expenses allocated from affiliated partnership (Notes 2 and 5)	66,956
TOTAL EXPENSES	17,705,909
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,686,429)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(1,581,981)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,268,410)
Net expenses			$14,437,499
Net investment income			106,788,158
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $(5,881,984) on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			6,418,426
Net realized loss on futures contracts			(38,486,493)
Net realized gain on swap contracts			1,581,550
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(3,797,193)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			112,790,347
Net change in unrealized depreciation of futures contracts			6,051,760
Net change in unrealized appreciation of swap contracts			(473,448)
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			84,084,949
Change in net assets resulting from operations			$190,873,107
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$106,788,158	$213,029,162
Net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(34,283,710)	(3,562,563)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	118,368,659	(199,459,607)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	190,873,107	10,006,992
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,040,763)	(12,022,481)
Class B Shares	(283,989)	(548,109)
Class C Shares	(1,237,789)	(2,339,666)
Class R Shares	(950,317)	(1,673,535)
Institutional Shares	(93,484,806)	(173,671,754)
Service Shares	(10,243,276)	(22,041,621)
Class R6 Shares	(1,813,665)	(113,974)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(102,785)	(231,577)
Class B Shares	(5,679)	(13,455)
Class C Shares	(24,357)	(56,896)
Class R Shares	(16,747)	(32,744)
Institutional Shares	(1,326,452)	(2,518,048)
Service Shares	(159,786)	(406,161)
Class R6 Shares	(26,914)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(115,717,325)	(215,670,021)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Share Transactions:
Proceeds from sale of shares	1,043,736,464	2,310,400,967
Net asset value of shares issued to shareholders in payment of distributions declared	90,324,290	167,808,109
Cost of shares redeemed	(1,204,800,603)	(2,183,823,891)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,739,849)	294,385,185
Change in net assets	4,415,933	88,722,156
Net Assets:
Beginning of period	6,372,705,630	6,283,983,474
End of period (including undistributed (distributions in excess of) net investment income of $(2,308,959) and $4,957,488, respectively)	$6,377,121,563	$6,372,705,630
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
The Fund commenced offering Class R6 Shares on April 17, 2015.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,268,410 are disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$190,848	$(53,873)
Class B Shares	16,321	(3,142)
Class C Shares	41,337	—
Class R Shares	84,523	(313)
Institutional Shares	1,371,386	(826,515)
Service Shares	172,204	(98,548)
Class R6 Shares	5,652	—
TOTAL	$1,882,271	$(982,391)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$475,382
Class B Shares	27,155
Class C Shares	116,978
Service Shares	740,691
TOTAL	$1,360,206
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to increase return and to manage individual security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2016 is $180,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
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Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $179,771,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of U.S. government securities or cash which is shown as Restricted cash on the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,825,675,342 and $1,692,670,420, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $863,976 and $941,117, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$10,417,348	$10,766,184
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,185,786
Regional Diversified Funding, Series 144A, 9.25%, 03/15/2030	3/10/2000	$467,699	$235,844
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $289,519. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures contracts	$(1,021,693)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$74,451	Unrealized depreciation on foreign exchange contracts	$297,719
Foreign exchange contracts	Purchased options, in securities at value	$135,041		$—
Credit contracts		$—	Payable for daily variation margin on centrally cleared swap contracts	$179,664*
Credit contracts		$—	Swaps, at value	$1,820,000
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$209,492		$1,275,690
*	Includes cumulative appreciation of futures contracts or depreciation of centrally cleared swap contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$—	$(38,486,493)	$—	$—	$(38,486,493)
Foreign exchange contracts	—	—	1,092,404	(697,883)	394,521
Credit contracts	1,581,550	—	—	—	1,581,550
TOTAL	$1,581,550	$(38,486,493)	$1,092,404	$(697,883)	$(36,510,422)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$—	$6,051,760	$—	$—	$6,051,760
Foreign exchange contracts	—	—	(777,081)	(29,762)	(806,843)
Credit contracts	(473,448)	—	—	—	(473,448)
TOTAL	$(473,448)	$6,051,760	$(777,081)	$(29,762)	$4,771,469
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,868,386	$30,792,334	8,127,060	$89,472,607
Shares issued to shareholders in payment of distributions declared	545,178	5,866,788	1,051,160	11,538,074
Shares redeemed	(5,966,412)	(64,060,135)	(11,657,100)	(127,947,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,552,848)	$(27,401,013)	(2,478,880)	$(26,936,775)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	221,995	$2,377,298	294,675	$3,233,607
Shares issued to shareholders in payment of distributions declared	24,306	261,556	45,874	503,712
Shares redeemed	(281,987)	(3,028,640)	(579,283)	(6,355,717)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(35,686)	$(389,786)	(238,734)	$(2,618,398)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,308,828	$14,051,482	1,359,643	$14,950,367
Shares issued to shareholders in payment of distributions declared	105,924	1,139,987	194,370	2,134,059
Shares redeemed	(1,374,353)	(14,773,340)	(2,487,956)	(27,338,484)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	40,399	$418,129	(933,943)	$(10,254,058)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	762,637	$8,191,807	2,264,471	$24,790,374
Shares issued to shareholders in payment of distributions declared	81,146	873,502	141,271	1,549,903
Shares redeemed	(941,226)	(10,120,798)	(1,879,305)	(20,609,280)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(97,443)	$(1,055,489)	526,437	$5,730,997

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	73,204,795	$788,034,677	179,753,444	$1,980,409,330
Shares issued to shareholders in payment of distributions declared	6,749,337	72,667,081	12,094,659	132,697,996
Shares redeemed	(89,331,888)	(959,858,253)	(153,793,200)	(1,689,020,710)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,377,756)	$(99,156,495)	38,054,903	$424,086,616
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,335,355	$89,365,935	17,011,772	$187,619,592
Shares issued to shareholders in payment of distributions declared	827,936	8,912,803	1,754,405	19,270,486
Shares redeemed	(13,506,125)	(145,082,234)	(28,377,630)	(311,742,318)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,342,834)	$(46,803,496)	(9,611,453)	$(104,852,240)

	Six Months Ended 5/31/2016		Period Ended 11/30/2015[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	10,384,293	$110,922,931	909,419	$9,925,090
Shares issued to shareholders in payment of distributions declared	55,930	602,573	10,519	113,879
Shares redeemed	(733,902)	(7,877,203)	(74,455)	(809,926)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	9,706,321	$103,648,301	845,483	$9,229,043
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,659,847)	$(70,739,849)	26,163,813	$294,385,185
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $6,146,387,344. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $217,781,947. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,352,372,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,134,591,015.
As of the year ended November 30, 2015, for federal income tax purposes, the Fund has $9,876,918 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $1,662,519 of its fee and reimbursed $982,391 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$476,248	$—
Class B Shares	81,464	—
Class C Shares	350,934	—
Class R Shares	159,980	—
Service Shares	749,488	(599,590)
TOTAL	$1,818,114	$(599,590)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $715,857 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $20,313 in sales charges from the sale of Class A Shares. FSC also retained $2,667, $22,515 and $3,866 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $22,482 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2016, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 1.46%, 1.46%, 1.10%, 0.36%, 0.66% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $23,910. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emer- ging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Institu- tional Prime Value Obliga- tions Fund, Institu- tional Shares	Federated Mort- gage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affili- ated Trans- actions
Balance of Shares Held 11/30/ 2015	4,438,922	5,590,242	31,615,273	155,217,598	32,317,407	93,816,561	322,996,003
Purchases/ Additions	2,318,394	1,417,467	488,131,883	—	698,200	—	492,565,944
Sales/ Reductions	—	—	(448,272,835)	(4,833,620)	—	(10,776,771)	(463,883,226)
Balance of Shares Held 5/31/ 2016	6,757,316	7,007,709	71,474,321	150,383,978	33,015,607	83,039,790	351,678,721
Value	$242,775,258	$69,656,623	$71,474,321	$1,500,832,096	$307,705,454	$505,712,324	$2,698,156,076
Dividend Income/ Allocated Investment Income	$5,813,932	$1,436,190	$85,260	$21,469,415	$6,516,584	$18,294,176	$53,615,557
Allocated Net Realized Gain (Loss)	$(3,797,193)	$—	$—	$—	$—	$—	$(3,797,193)
At May 31, 2016, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund, affiliated management investment companies.
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$335,698,875
Sales	$553,872,586
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
9. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,028.40	$4.67
Class B Shares	$1,000	$1,025.60	$7.44
Class C Shares	$1,000	$1,025.80	$7.29
Class R Shares	$1,000	$1,027.50	$5.63
Institutional Shares	$1,000	$1,031.30	$1.88
Service Shares	$1,000	$1,029.70	$3.40
Class R6 Shares	$1,000	$1,030.40	$1.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.65
Class B Shares	$1,000	$1,017.65	$7.41
Class C Shares	$1,000	$1,017.80	$7.26
Class R Shares	$1,000	$1,019.45	$5.60
Institutional Shares	$1,000	$1,023.15	$1.87
Service Shares	$1,000	$1,021.65	$3.39
Class R6 Shares	$1,000	$1,023.20	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.44%
Class R Shares	1.11%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28555 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016